Leases - Schedule of Maturities of Non-cancellable Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 1,669
2027	1,234
2028	380
2029	157
2030	87
Total undiscounted lease payments	3,527
Less: imputed interest	(617)
Total operating lease liability	2,910
Less: operating lease liabilities, current portion	(1,300)	$ (858)
Operating lease liabilities, non-current portion	$ 1,610	$ 1,774